Quarterly Holdings Report
for
Fidelity® Limited Term Securitized Completion Fund
May 31, 2025
LTS-NPRT3-0725
1.9911981.101
Asset-Backed Securities - 40.1%
	Principal Amount (a)	Value ($)
CANADA - 1.2%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	106,768	108,060
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (b)	700,000	704,277
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	8,374	8,409
TOTAL CANADA		820,746
UNITED STATES - 38.9%
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (b)	200,000	200,826
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	100,000	99,979
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (b)	400,000	399,793
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	100,000	100,425
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	625,000	635,541
American Express Credit Account Master Trust Series 2024-3 Class A, 4.65% 7/15/2029	900,000	906,801
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	145,000	145,303
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	80,886	81,308
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	100,000	99,530
Ari Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (b)	250,000	247,603
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	100,000	100,022
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	100,000	100,105
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A, 5.12% 8/20/2031 (b)	110,000	110,317
Bank of America Credit Card Master Trust Series 2024-A1 Class A, 4.93% 5/15/2029	300,000	303,702
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	186,169	185,769
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (b)	400,000	400,016
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	200,000	199,883
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	800,000	777,939
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	75,000	75,733
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	200,000	200,657
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	100,000	99,991
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (b)	250,000	249,322
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	374,000	377,627
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/16/2029 (c)	100,000	100,480
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 month Index + 0.8845%, 5.2097% 5/14/2029 (c)(d)	1,000,000	1,009,176
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	100,000	96,956
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	250,000	251,160
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	300,000	301,464
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	147,967	148,527
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	850,000	856,577
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	85,000	85,881
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	869,832	871,125
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	400,000	405,574
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	750,000	754,890
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	250,000	252,055
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	50,000	50,069
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	110,254	110,734
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	1,905,000	1,880,007
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,330,000	1,293,316
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	400,000	404,720
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	400,000	405,697
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1, 4.3% 9/15/2029 (b)	1,000,000	997,357
FORDO Series 2024-B Class A3, 5.1% 4/15/2029	342,000	346,188
GM Financial Revolving Receivables Trust Series 2021-1 Class A, 1.17% 6/12/2034 (b)	1,000,000	958,295
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	300,000	304,873
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (b)	250,000	250,418
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4823% 6/15/2028 (b)(c)(d)	400,000	402,044
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	115,000	115,760
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	1,000,000	1,010,610
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (b)	100,000	100,055
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	150,000	149,790
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (b)	150,000	149,675
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	114,951	115,102
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	100,000	100,662
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	250,000	249,470
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,600,000	1,625,889
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	41,655	41,721
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (b)	85,328	86,063
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	93,712	94,285
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (b)	600,000	581,439
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	53,042	53,038
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (b)	115,418	115,157
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	184,935	186,308
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	50,000	50,062
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,303
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (b)	544,980	544,483
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,015
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	200,000	201,339
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	4,000	3,995
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	200,000	200,124
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (b)	180,000	181,141
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (b)	100,000	100,087
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	500,000	504,073
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	1,000,000	1,013,765
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	150,000	149,773
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	400,000	404,047
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	110,000	110,019
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	127,827	129,501
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	200,000	199,685
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	250,000	249,586
TOTAL UNITED STATES		27,572,797
TOTAL ASSET-BACKED SECURITIES (Cost $28,334,498)		28,393,543

Collateralized Mortgage Obligations - 8.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 8.9%
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(e)	150,000	150,076
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (b)	76,396	75,467
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	67,236	66,519
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (b)	424,616	411,965
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(c)	100,000	100,149
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	94,968	85,482
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (c)(d)	185,929	187,250
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.852% 7/25/2054 (c)(d)	95,630	95,648
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (c)(d)	185,887	185,109
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 3/25/2055 (c)(d)	192,284	192,085
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	194,962	150,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class XA, 2% 4/25/2043	586,176	548,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 10/25/2053 (c)(d)	290,183	291,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (c)(d)	184,288	183,490
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	528,354	511,925
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(c)	91,892	85,056
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	258,159	257,159
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (b)	119,920	116,975
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(c)	181,414	175,411
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (b)(e)	475,869	461,973
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(c)	150,000	149,815
Santander Mortgage Asset Receivable Trust 2025-Nqm2 Series 2025-NQM2 Class A1, 5.732% 2/25/2065 (b)(c)	197,973	198,463
Towd Point Mortgage Trust 2023-1 Series 2023-1 Class A1, 3.75% 1/25/2063 (b)	1,421,287	1,355,331
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	100,000	95,935
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (b)	200,000	199,612
TOTAL UNITED STATES		6,332,155
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,333,701)		6,332,155

Commercial Mortgage Securities - 25.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	125,000	125,524
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	24,324	23,682
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	147,580	144,143
BANK Series 2019-BN21 Class A4, 2.6% 10/17/2052	1,393,195	1,280,108
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	774,025	737,068
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	100,000	99,962
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	200,000	206,491
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	190,000	176,941
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	15,868	15,707
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	300,000	295,498
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	150,000	139,204
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	50,000	43,183
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	100,000	102,686
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (c)	1,400,000	1,450,962
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	167,644	167,749
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(c)(d)	658,192	658,192
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(c)	199,165	199,414
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	100,000	99,563
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(c)(d)	71,601	71,802
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	45,948	45,948
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	365,071	365,527
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	12,000	11,880
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	250,000	249,844
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(c)(d)	4,953	4,949
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	527,796	527,466
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	331,439	331,853
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1203% 2/15/2039 (b)(c)(d)	220,644	220,851
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	100,000	99,625
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	423,872	411,936
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	400,000	388,615
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	10,000	9,744
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	500,000	491,461
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	500,000	485,713
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	71,372	70,582
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	300,000	260,272
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(c)	503,000	513,611
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	99,884	99,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	200,000	195,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	200,000	195,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	300,000	280,223
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	150,000	138,965
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	448,077	434,269
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	150,000	144,715
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	178,798	176,787
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	2,000,000	1,956,632
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (b)	150,000	144,720
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	119,623	118,495
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,500,000	1,319,894
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	200,000	164,065
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2444% 4/15/2038 (b)(c)(d)	61,697	61,658
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	285,000	280,091
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(c)	58,643	56,519
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	545,247	544,565
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	9,113	8,828
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	97,328	95,868
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	200,000	182,179
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3, 2.684% 10/15/2049	170,314	167,459
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class A4, 4.152% 8/15/2051	50,000	48,992
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	81,018	78,362
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	25,000	23,006
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	100,000	100,340
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6193% 10/15/2041 (b)(c)(d)	100,000	100,432
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(c)(d)	100,000	99,756
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(c)(d)	100,000	99,500
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.7388% 5/15/2058 (c)(f)	2,000,000	49,932
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	100,000	99,703
TOTAL UNITED STATES		17,994,676
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $17,976,962)		17,994,676

U.S. Government Agency - Mortgage Securities - 28.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 28.8%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	86,786	71,601
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	186,290	164,307
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	13,911	12,269
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	345,812	285,541
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	14,072	12,411
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,431	13,610
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	803,993	708,113
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	493,267	430,281
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	15,301	13,476
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	16,062	14,122
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	15,840	13,951
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	16,155	14,204
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	16,385	14,406
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	17,073	14,994
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	198,524	180,639
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	208,682	190,274
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	15,461	14,003
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	61,622	56,148
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	421,489	354,696
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	21,825	19,852
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	54,145	49,521
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	161,524	146,973
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	180,899	168,490
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	110,075	102,490
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	100,364	93,448
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	276,090	257,065
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030 (g)(h)	175,254	170,954
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	970,202	984,427
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054 (g)	94,826	95,975
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (g)(h)	143,977	150,077
Freddie Mac Gold Pool 1.5% 1/1/2036	13,688	12,073
Freddie Mac Gold Pool 1.5% 11/1/2035	17,947	15,829
Freddie Mac Gold Pool 1.5% 2/1/2036	13,988	12,338
Freddie Mac Gold Pool 1.5% 2/1/2037	2,967,412	2,608,898
Freddie Mac Gold Pool 1.5% 2/1/2041	355,559	293,068
Freddie Mac Gold Pool 1.5% 4/1/2036	15,847	13,957
Freddie Mac Gold Pool 1.5% 4/1/2041	184,426	151,770
Freddie Mac Gold Pool 1.5% 5/1/2036	16,045	14,131
Freddie Mac Gold Pool 1.5% 6/1/2036	16,351	14,401
Freddie Mac Gold Pool 1.5% 7/1/2036	15,973	14,043
Freddie Mac Gold Pool 2% 10/1/2035	213,985	195,109
Freddie Mac Gold Pool 2% 2/1/2036	13,335	12,076
Freddie Mac Gold Pool 2% 4/1/2036	14,374	13,007
Freddie Mac Gold Pool 2% 8/1/2036	101,716	92,966
Freddie Mac Gold Pool 6% 7/1/2039	136,541	139,880
Ginnie Mae II Pool 4.5% 6/1/2055 (i)	500,000	472,028
Ginnie Mae II Pool 5% 6/1/2055 (i)	1,000,000	970,331
Ginnie Mae II Pool 5.5% 12/20/2054	99,186	98,560
Ginnie Mae II Pool 5.5% 6/1/2055 (i)	1,650,000	1,638,684
Ginnie Mae II Pool 5.5% 7/1/2055 (i)	1,650,000	1,637,137
Ginnie Mae II Pool 6% 6/1/2055 (i)	2,200,000	2,221,368
Ginnie Mae II Pool 6% 7/1/2055 (i)	2,200,000	2,218,016
Uniform Mortgage Backed Securities 1.5% 6/1/2040 (i)	675,000	591,987
Uniform Mortgage Backed Securities 2% 6/1/2040 (i)	1,050,000	948,242
Uniform Mortgage Backed Securities 2% 6/1/2055 (i)	300,000	233,191
Uniform Mortgage Backed Securities 2% 7/1/2055 (i)	25,000	19,443
Uniform Mortgage Backed Securities 4.5% 6/1/2040 (i)	950,000	935,935
TOTAL UNITED STATES		20,406,786
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $20,360,757)		20,406,786

U.S. Treasury Obligations - 7.0%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	520,000	499,444
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.59 to 2.63	212,829	202,496
US Treasury Notes 3.75% 4/15/2028	3.79	500,000	498,398
US Treasury Notes 3.75% 4/30/2027	3.98 to 3.99	3,350,000	3,339,662
US Treasury Notes 3.75% 5/15/2028	3.94	350,000	348,961
US Treasury Notes 4.75% 2/15/2045	4.99	80,000	78,088
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,965,696)			4,967,049

Money Market Funds - 14.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $10,448,619)	4.32	10,446,530	10,448,619

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.3%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	200,000	9,874
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	200,000	12,200
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	100,000	6,098
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	300,000	12,921
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	300,000	12,519
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/21/30	400,000	16,884
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	200,000	8,237
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	1,620,000	66,044
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	410,000	17,143

TOTAL PUT SWAPTIONS			161,920
Call Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	200,000	5,177
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	200,000	524
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	100,000	276
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	300,000	9,683
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	300,000	10,024
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/30	400,000	13,927
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	200,000	7,356
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	1,620,000	60,908
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	410,000	14,979

TOTAL CALL SWAPTIONS			122,854
TOTAL PURCHASED SWAPTIONS (Cost $293,306)			284,774

TOTAL INVESTMENT IN SECURITIES - 125.3% (Cost $88,713,539)	88,827,602
NET OTHER ASSETS (LIABILITIES) - (25.3)%	(17,936,765)
NET ASSETS - 100.0%	70,890,837

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 6/1/2055	(1,650,000)	(1,638,684)
Ginnie Mae II Pool 6% 6/1/2055	(2,200,000)	(2,221,368)
Uniform Mortgage Backed Securities 1.5% 6/1/2040	(675,000)	(591,987)
Uniform Mortgage Backed Securities 2% 6/1/2040	(600,000)	(541,852)
Uniform Mortgage Backed Securities 2% 6/1/2055	(25,000)	(19,432)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(5,013,323)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,994,794)		(5,013,323)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.97% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	300,000	(8,270)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.97% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	300,000	(10,599)

TOTAL WRITTEN SWAPTIONS			(18,869)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	71	Sep 2025	14,733,609	25,934	25,934

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	6	Sep 2025	665,438	(8,308)	(8,308)
CBOT 5 Year US Treasury Note Contracts (United States)	8	Sep 2025	866,438	(6,826)	(6,826)
CBOT US Treasury Long Bond Contracts (United States)	1	Sep 2025	113,125	(2,705)	(2,705)
CBOT US Treasury Ultra Bond Contracts (United States)	2	Sep 2025	232,563	(6,098)	(6,098)

TOTAL SOLD					(23,937)

TOTAL FUTURES CONTRACTS					1,997
The notional amount of futures purchased as a percentage of Net Assets is 20.8%
The notional amount of futures sold as a percentage of Net Assets is 2.6%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	100,000	(1,751)	2,456	705
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(578)	1,498	920
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,751)	2,043	292
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,231)	1,552	321
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(3,501)	4,107	606
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,751)	1,577	(174)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(7,388)	5,379	(2,009)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(8,754)	6,674	(2,080)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	300,000	(5,252)	4,533	(719)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	200,000	(3,501)	3,137	(364)
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	500,000	(8,754)	13,653	4,899
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	300,000	(3,694)	4,804	1,110
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,200,000	(14,776)	14,700	(76)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(15,472)	15,535	63

TOTAL CREDIT DEFAULT SWAPS							(78,154)	81,648	3,494

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	633,000	1,347	0	1,347
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	548,000	449	0	449
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	940,000	7,346	0	7,346
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	323,000	(272)	0	(272)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	5,184,000	18,953	0	18,953
TOTAL INTEREST RATE SWAPS							27,823	0	27,823

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,942,644 or 39.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $246,361.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $103,298.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	138,899	37,245,158	26,935,438	53,081	-	-	10,448,619	10,446,530	0.0%
Total	138,899	37,245,158	26,935,438	53,081	-	-	10,448,619

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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